                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                     Supplement dated June 21, 2004 to the
                      Prospectus dated September 4, 2003

The Prospectus Supplement dated June 17, 2004 is hereby withdrawn.

The Prospectus is changed as follows:

1.    Effective  July  1,  2004,  the  Fund  will no  longer  offer  Right  of
            Accumulation  privileges  to new  Members who  purchase  the
            Fund after  July 1,  2004.  However,  existing  Members  who properly  notify the Fund, on or before July 1, 2004,  shall
            retain  the   ability  to   participate   in  the  Right  of
            Accumulation  privilege  as outlined in the  Prospectus  and
            Statement  of  Additional  Information  dated  September  4,
            2003.   The   Prospectus   and   Statement   of   Additional
            information   should  be  read  in  conjunction   with  this
            change.  The minimum  initial  investment  in the Fund shall remain at $50,000.

2.    Effective  July 1, 2004, the Fund will no longer honor Letters of Intent as outlined in the  Prospectus  and  Statement of Additional
            Information  dated  September 4, 2003.  The  Prospectus  and
            Statement  of  Additional  information  should  be  read  in conjunction with this change.

3.   The  following is added as the second  paragraph  under the section  titled
     "MANAGEMENT FEE AND INCENTIVE ALLOCATION" on page 3 of the prospectus:

            Effective  July 1, 2004,  the Fund's Adviser may pay, in its
            discretion,   out  of  its  own  assets,   Investor  Service
            Providers  an  additional  amount not to exceed 0.50% (on an annualized  basis)  of the  aggregate  value of  outstanding interests  held  by  Members  introduced  by  such  Investor
            Service Providers.

4.   The following is added as the second  paragraph under  "Investor  Servicing
     Arrangements" on page 31:

            Effective  July 1, 2004,  the Fund's Adviser may pay, in its
            discretion,   out  of  its  own  assets,   Investor  Service
            Providers  an  additional  amount not to exceed 0.50% (on an annualized  basis)  of the  aggregate  value of  outstanding interests  held  by  Members  introduced  by  such  Investor
            Service Providers.

June 21, 2004                                                     PS0371.004